SUBSEQUENT EVENTS - Acquisition - General information (Details) - Major business combination [member] - Sencia SAS [member] - COP ($) $ in Millions	Jan. 15, 2026	Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired (as a percent)	51.00%	51.00%
Concession, estimated term	29 years
Concession, estimated investment	$ 2,407,343
Concession, investment construction period	4 years 6 months
Acquisition-date fair value of total consideration transferred [abstract]
Fair value of total consideration transferred	$ 85,949	$ 85,949